Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SPNS
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	38,679,505

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 29,050	$ 21,460
Restricted cash	536	456
Trade receivables (net of allowance for doubtful accounts of $ 226 and $ 165 at December 31, 2011 and 2012, respectively)	16,299	14,484
Other receivables and prepaid expenses	1,785	1,823
Deferred tax assets	2,750	1,406
Total current assets	50,420	39,629
LONG-TERM ASSETS:
Other long-term assets	2,316	3,546
Severance pay fund	10,306	10,172
Capitalized software development costs, net	17,494	17,399
Other intangible assets, net	11,718	14,193
Goodwill	68,087	66,715
Property and equipment, net	2,243	1,814
Total long-term assets	112,164	113,839
Total assets	162,584	153,468
CURRENT LIABILITIES:
Trade payables	4,382	2,559
Employees and payroll accruals	12,496	8,957
Accrued expenses and other liabilities	7,518	10,774
Deferred revenues and customer advances	7,301	9,603
Total current liabilities	31,697	31,893
LONG-TERM LIABILITIES:
Other long-term liabilities	803	617
Accrued severance pay	11,645	10,711
Total long-term liabilities	12,448	11,328
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of 0.01 par value: Authorized - 1,000,000 shares at December 31, 2011 and 2012; Issued and outstanding: None at December 31, 2011 and 2012	0	0
Common shares of 0.01 par value: Authorized: 54,000,000 shares at December 31, 2011 and 2012; Issued: 40,008,926 and 41,007,801 shares at December 31, 2011 and 2012, respectively; Outstanding: 39,680,630 and 38,679,505 shares at December 31, 2011 and 2012, respectively	547	534
Additional paid-in capital	210,047	207,930
Treasury shares, at cost - 328,296 and 2,328,296 common shares at December 31, 2011 and 2012, respectively	(9,423)	(2,423)
Foreign currency translation adjustments	(4,870)	(6,277)
Accumulated deficit	(78,697)	(90,477)
Total Sapiens International Corporation N.V. shareholders' equity	117,604	109,287
Non-controlling interests	835	960
Total equity	118,439	110,247
Total liabilities and equity	$ 162,584	$ 153,468

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 165		$ 226
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, Issued	0	0	0	0
Preferred shares, Outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	41,007,801	41,007,801	40,008,926	40,008,926
Common shares, Outstanding	38,679,505	38,679,505	39,680,630	39,680,630
Treasury shares, shares	2,328,296	2,328,296	328,296	328,296

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 113,909	$ 69,927	$ 52,235
Cost of revenues	66,459	40,067	29,921
Gross profit	47,450	29,860	22,314
Operating expenses:
Research and development, net	10,169	5,008	3,293
Selling, marketing, general and administrative	25,236	18,113	12,310
Acquisitions-related and restructuring costs	0	1,115	0
Total operating expenses	35,405	24,236	15,603
Operating income	12,045	5,624	6,711
Financial income (expenses), net	193	104	(364)
Income before taxes on income	12,238	5,728	6,347
Taxes on income (tax benefit)	435	(230)	177
Net income	11,803	5,958	6,170
Attributable to non-controlling interests	23	61	18
Net income attributable to Sapiens' shareholders	$ 11,780	$ 5,897	$ 6,152
Net earnings per share attributable to Sapiens' shareholders
Basic	$ 0.29	$ 0.21	$ 0.28
Diluted	$ 0.28	$ 0.19	$ 0.28

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Other comprehensive income	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2009	$ 26,415	$ 276	$ 132,545	$ (2,423)	$ (1,590)	$ (102,526)	$ 133
Beginning balance (in shares) at Dec. 31, 2009		21,573,006
Stock-based compensation	412		412	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		454,546
Stock-based compensation with respect to Harcase acquisition	161	6	155	0	0	0	0
Employee stock options exercised (in shares)		17,282
Employee stock options exercised	24	0	24	0	0	0	0
Foreign currency translation adjustments	936	0	0	0	933		3
Repurchase of shares	0
Net income	6,170	0	0	0	0	6,152	18
Ending balance at Dec. 31, 2010	34,118	282	133,136	(2,423)	(657)	(96,374)	154
Ending balance (in shares) at Dec. 31, 2010		22,044,834
Stock-based compensation	336	0	336
Stock-based compensation with respect to Harcase acquisition (in shares)		0		0	0	0	0
Stock-based compensation with respect to Harcase acquisition	240	0	240	0	0	0	0
Employee stock options exercised (in shares)		135,796
Employee stock options exercised	207	1	206	0	0	0	0
Foreign currency translation adjustments	(5,623)	0	0	0	(5,620)	0	(3)
Issuance of shares and options upon the acquisition of IDIT (in shares)		7,483,125
Issuance of shares and options upon the acquisition of IDIT	31,444	108	31,336	0	0	0	0
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS (in shares)		10,016,875
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS	43,803	143	42,778	0	0	0	882
Issuance expenses relating to FIS and IDIT acquisition	(102)	0	0	(102)	0	0	0
Dividend to non-controlling interests	(134)	0	0	0	0	0	(134)
Repurchase of shares	0
Net income	5,958	0	0	0	0	5,897	61
Ending balance at Dec. 31, 2011	110,247	534	207,930	(2,423)	(6,277)	(90,477)	960
Ending balance (in shares) at Dec. 31, 2011		39,680,630
Stock-based compensation	690	0	690	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Stock-based compensation with respect to Harcase acquisition	241	0	241	0	0	0	0
Employee stock options exercised (in shares)		998,875
Employee stock options exercised	1,199	13	1,186	0		0	0
Foreign currency translation adjustments	1,441	0	0	0	1,407	0	34
Dividend to non-controlling interests	(182)	0	0				(182)
Repurchase of shares (in shares)		(2,000,000)
Repurchase of shares	7,000	0	0	(7,000)	0	0	0
Net income	11,803	0	0	0	0	11,780	23
Ending balance at Dec. 31, 2012	$ 118,439	$ 547	$ 210,047	$ (9,423)	$ (4,870)	$ (78,697)	$ 835
Ending balance (in shares) at Dec. 31, 2012		38,679,505

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 11,803	$ 5,958	$ 6,170
Foreign currency translation adjustments	1,441	(5,623)	936
Comprehensive income	13,244	335	7,106
Comprehensive income attributable to non-controlling interests	57	58	21
Comprehensive income attributable to Sapiens' shareholders	$ 13,187	$ 277	$ 7,085

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 11,803	$ 5,958	$ 6,170
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	7,393	6,748	6,649
Stock-based compensation	690	336	417
Compensation associated with acquisition of subsidiary	128	755	605
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(1,649)	(3,333)	267
Other operating assets	152	(480)	(477)
Deferred tax assets, net	(194)	222	(304)
Trade payables	1,746	(1,279)	195
Other operating liabilities	334	(804)	(635)
Deferred revenues and customer advances	(2,372)	(408)	(690)
Accrued severance pay, net	762	698	(172)
Net cash provided by operating activities	18,792	8,413	12,025
Cash flows from investing activities:
Purchase of property and equipment	(1,327)	(482)	(662)
Capitalized software development costs	(3,464)	(4,735)	(5,387)
Issuance expenses relating to FIS and IDIT acquisition	0	(102)	0
Earn-out payment with respect to Harcase acquisition	0	(952)	0
Payments for business acquisitions, net of cash acquired	0	3,741	(1,416)
Restricted cash	(68)	0	0
Net cash used in investing activities	(4,859)	(2,530)	(7,465)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,199	207	24
Repurchase of shares	(7,000)	0	0
Dividend to non-controlling interests	(182)	(134)	0
Payments of long-term loans	0	0	(15)
Net cash provided by (used in) financing activities	(5,983)	73	9
Effect of exchange rate changes on cash	(360)	(678)	441
Increase in cash and cash equivalents	7,590	5,278	5,010
Cash and cash equivalents at beginning of year	21,460	16,182	11,172
Cash and cash equivalents at end of year	29,050	21,460	16,182
Cash paid during the year for:
Interest	2	16	115
Income taxes	$ 1,752	$ 162	$ 494

GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. ("Sapiens") and subsidiaries (collectively - "the Company"), a member of the Formula Systems (1985) Ltd. Group, is a global provider of innovative software solutions for the financial services industry with a focus on insurance. The Company's offerings include a portfolio of software solutions and delivery, implementation and support and maintenance services. These products and services enable its customers to modernize business processes, rapidly launch new products, build multiple distribution channels, adhere with new regulations and respond quickly to changes in the industry.

On August 21, 2011 Sapiens completed the acquisition of FIS Software Ltd. ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (See note 1(b) and 1(c) for further information).

The Company's target markets are primarily North America, Israel, United Kingdom, Europe, and Asia Pacific.

b.	Acquisition of FIS:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $ 49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants. (See Note 11(e))

(ii)	Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens' customer base in the insurance market world-wide. The value of goodwill is attributed to synergies between Sapiens solutions and services and FIS’s solutions and services which strengthen the Company's position in the market as a leading provider of L&P core software solutions. The entire goodwill was assigned to Sapiens' reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of FIS. The results of FIS operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of FIS's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was based on the income approach, core technology was valuated using the relief from royalty method and long-term contracts were valuated based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Revenues of FIS for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 11,207.

c.	Acquisition of IDIT:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $ 31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)	Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of IDIT allows the Company to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT is expected to strengthen Sapiens' presence in the P&C insurance market by increasing its customer base. IDIT is considered as a separate reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of IDIT. The results of IDIT's operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	$31,444

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of IDIT's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was determined based on the income approach, core technology was valued using the relief from royalty method and long-term contracts were valued based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%

Revenues of IDIT for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 5,105.

d.	Acquisition of Harcase Software Ltd.

On April 27, 2010, the Company completed the acquisition of Harcase Software Ltd. ("Harcase"). The total fair value of the purchase consideration for the acquisition was $3,092, which includes cash paid for common stock and estimated fair value of earn-out payment. In connection with this acquisition, the Company recorded intangibles and goodwill in the amounts of $ 1,732 and $ 981, respectively. In 2011 and 2012, the Company paid $ 953 and $ 0 with respect to earn out.

As part of the acquisition, the Company was obligated to pay additional consideration to the selling shareholders in consideration for their continued employment of two to three years, as defined in the agreement pursuant to which the Company acquired Harcase ("the Additional Consideration"). The Additional Consideration includes the following: (1) $ 750 in cash to be held in escrow until released upon certain conditions, as described in the agreement, (2) issuance of 454,546 Common shares of the Company to be held in escrow, as described in the agreement, (3) put options on the Company's shares described in (2) above for a price of $ 1.54 per share, exercisable during a period of six months from the date the shares are released from escrow. The cash portion of the Additional Consideration was recognized over the employment period of the respective shareholders. The shares and the respective put options were accounted for in accordance with ASC 718 as an award with a liability and equity component. The compensation was measured based on the combined value of the shares and the respective put options in accordance with ASC 718. The total compensation costs related to the shares and the put options at the grant date was $ 1,302, recognized over the employment period of the respective former shareholders of Harcase. During 2012, $ 387 out of the cash held in escrow was released to the selling shareholders, and the remaining amount of $ 363 was pulled back and returned to the Company. The put options on the Company's shares were forfeited and the shares held in escrow were released to the selling shareholders.

For the period from April 27, 2010 (the acquisition date) until December 31, 2010 and for the year ended December 31, 2011 and 2012, the Company recorded an amount of $ 605, $755 and $128 respectively of compensation expense in respect of the above Additional Consideration

e.	Pro Forma information:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2010 and 2011, assuming that the acquisitions of FIS and IDIT occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$95,289	$97,679
Net income (loss)	$1,775	$(414)

Basic net earnings (losses) per share	$0.05	$(0.01)
Diluted net earnings (losses) per share	$0.04	$(0.01)

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.

e.	Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $ 536 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks.

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

g.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

h.	Other intangible assets, net:

Technology is amortized over its estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized or the straight-linemethod. The weighted averageannual rates for other intangible assets are as follows:

%

Technology	15%
Customer relationships	14%

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been identified.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350," Intangibles—Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Sapiens and IDIT.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company early adopted the provisions of ASU 2011-08 for the Company's annual impairment test on the fourth quarter of 2011. This analysis determined that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded the Company's book value by a sufficient margin, (2) the Company's overall financial performance has been stable since the acquisition, and (3) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses.

k.	Revenue recognition:

The Company generates revenues from sales of software licenses which normally include significant implementation services that are considered essential to the functionality of the software license. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Revenues are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which normally include significant implementation that is considered essential to the functionality of the license. The Company accounts for revenues from the services (either fixed price or Time and Materials (T&M)) together with the software under contract accounting using the percentage-of-completion method in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts". The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

In accordance with ASC 985-605, the Company establishes Vendor Specific Objective Evidence ("VSOE") of fair value of maintenance services (PCS) based on the Bell-Shaped approach and determined VSOE for PCS, based on the price charged when the element is sold separately (that is, the actual renewal rate). The Company's process for establishing VSOE of fair value of PCS is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers.

Provisions for estimated losses on contracts in progress are made in the period in which they are first determined, in the amount of the estimated loss on the entire contact. Provisions for estimated losses are presented in accrued expenses and other liabilities.

Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Deferred revenues and customer advances include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

In addition, the Company derives a significant portion of its revenues from post implementation consulting services provided on a "Time and Materials" ("T&M") basis which are recognized as services are performed.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as selling, marketing, general and administration expenses.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and restricted cash are invested in bank deposits mainly in NIS and dollars. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Israel, United Kingdom, Rest of Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

n.	Accrued severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company's consolidated balance sheet

In addition, the Company signed on a collective agreement with certain employees, according to which the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company's agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2010, 2011 and 2012 amounted to $ 790, $ 1,514 and $ 2,217, respectively.

o.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

p.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company uses the Binomial Lattice ("Binomial model") option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the straight-line basis over the requisite service period of the award, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The fair value of each option granted in 2010, 2011 and 2012 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company's employee stock options. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense on a straight-line basis over the requisite service period for each of the awards.

q.	Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable approximate fair value due to the short-term maturities of such instruments.

r.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's option and forward contracts do not qualify as hedging instruments under ASC 815. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2010, 2011 and 2012, the Company entered into option strategies contracts in the notional amounts of $ 1,409, $ 1,979 and $ 10,408, respectively that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow. In addition, in 2011 and 2012 the Company entered into forward contracts in the notional amounts of $5,750 and $ 1,734, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow.

As of December 31, 2011 and 2012, the Company had outstanding options and forward contracts, in the notional amount of $3,900 and $7,520, respectively.

In 2010, 2011 and 2012, the Company recorded a loss of $ 67 and income of $ 27 and $ 97, respectively, with respect to the above transactions, presented in the statements of income as financial income or expense, net.

s.	Treasury shares:

In prior years and in 2012 the Company repurchased certain of its common shares and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

u.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
NOTE 3:	OTHER LONG TERM ASSETS

	December 31,
	2011	2012

Deferred tax assets	$1,782	$608
Government authorities	883	1,208
Other	881	500

	$3,546	$2,316

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:
Computers and peripheral equipment	$17,330	$8,600
Office furniture and equipment	3,842	2,909
Motor vehicles	176	86
Leasehold improvements	1,275	1,581

	22,623	13,176
Accumulated depreciation:
Computers and peripheral equipment	16,466	7,279
Office furniture and equipment	3,038	2,261
Motor vehicles	140	86
Leasehold improvements	1,165	1,307

	20,809	10,933

Depreciated cost	$1,814	$2,243

Depreciation expense totaled $ 593, $ 755 and $ 903 for the years 2010, 2011 and 2012, respectively. As for pledges, see Note 9. In 2012 the Company disposed fully depreciated assets in the amount of $ 11,462.

CAPITALIZED SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 5:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS

The changes in capitalized software development costs during the year ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$13,822	$17,399

Acquisition of core technology which considered as software development	4,659	-
Capitalization	4,735	3,464
Amortization	(4,544)	(3,758)
Functional currency translation adjustments	(1,273)	389

Balance at the year end	$17,399	$17,494

Amortization of capitalized software development costs for 2010, 2011 and 2012, was $ 5,869, $ 4,544 and $ 3,758, respectively. Amortization expense is included in cost of revenues.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2011	2012

Original amounts:

Customer relationship	$9,130	$9,335
Technology	5,705	5,842
Long-term contracts	921	942

	15,756	16,119

Accumulated amortization:

Customer relationship	763	2,058
Technology	513	1,401
Long-term contracts	287	942

	1,563	4,401

Other intangible assets, net	$14,193	$11,718

b.	Amortization of other intangible assets was $ 187, $ 1,449 and $ 2,732 for 2010, 2011 and 2012, respectively.

c.	Estimated amortization expense for future periods:

For the year ended December 31,

2013	$2,071
2014	2,133
2015	2,005
2016	1,644
2017	1,521
2018 and thereafter	2,343

$11,718

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$9,604	$66,715

Acquisitions	60,878	-
Functional currency translation adjustments	(3,767)	1,372

Balance at the year end	$66,715	$68,087

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Government authorities	$2,543	$1,668
Accrued royalties to the OCS (Note 9a)	1,591	596
Accrued contract costs	1,541	563
Accrued expenses	5,099	4,691

	$10,774	$7,518

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In exchange for participation in the programs by the OCS, the Company agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012. The understanding reached with the OCS resulted in a reversal of an accrual in the amount of $ 922 which was recorded as a reduction of cost of revenues in 2011.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalties' expenses amounted to $ 614, $ 510 and $574 in 2010, 2011 and 2012, respectively, and are included in cost of revenues.

As of December 31, 2012, the Company had a contingent liability to pay royalties of approximately $ 8,360.

b.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2013	$2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992

$14,156

Rent expense for the years ended December 31, 2010, 2011 and 2012 was $ 1,811, $ 2,399 and $ 3,051, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 378 as of December 31, 2012.

c.	Legal settlement:

In 2010, a former customer of the Company filed a claim in the arbitration court in Warsaw, Poland against the Company for damages allegedly caused by the Company with respect to a license and services contract with such former customer signed a number of years ago. A settlement was reached in October 2011 under which the Company paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from the insurance company.

d.	The Company has provided bank guarantees in the amount of $ 993 as security for the rent to be paid for its leased offices. The lease is valid for approximately three years ending in October 2015.

As of December 31, 2012, the Company has provided bank guarantees in the amount of $ 106 as security for the performance of various contracts with customers and suppliers.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10:	TAXES ON INCOME

a.	Parent taxation:

Sapiens is governed under the laws of Curaçao. In addition, Sapiens is registered as an Israeli corporation for tax purposes only.

b.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation. The benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations (see below). Should they fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company's Israeli subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that Sapiens Technologies currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Commencing 2005, some of the Company's Israeli subsidiaries have elected to file their tax returns under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, commencing 2005, results for tax purposes are measured in U.S. dollars.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

d.	Net operating losses carryforward:

As of December 31, 2012, certain subsidiaries had tax loss carry-forwards totaling approximately $ 54,400 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2011	2012

Deferred tax assets:
Net operating losses carryforward	$18,161	$14,351
Research and Development assets for Israeli Tax Authorities	2,809	3,013
Other	816	1,016

Deferred tax assets before valuation allowance	21,786	18,380
Valuation allowance	(11,422)	(8,263)

Deferred tax assets	10,364	10,117

Deferred tax liabilities:
Research and Development capitalization	(3,234)	(3,705)
Acquired intangibles	(4,624)	(3,905)

Deferred tax assets, net	$2,506	$2,507

	December 31,
	2011	2012

Current deferred tax assets	$1,406	$2,750
Long-term deferred tax assets	1,782	608
Current deferred tax liabilities	(145)	(121)
Long-term deferred tax liabilities	(537)	(730)

Deferred tax assets, net	$2,506	$2,507

Current and long-term deferred tax liabilities are included within other liabilities and other long-term liabilities, respectively, in the balance sheets. Long-term deferred tax assets are included within other long term assets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic (Curaçao)	$(13)	$(236)	$(745)
Foreign	6,360	5,964	12,983

	$6,347	$5,728	$12,238

g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes on income, as reported in the statements of income	$6,347	$5,728	$12,238

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income	$1,587	$1,375	$3,018
Increase (decrease) in taxes resulting from:
Effect of different tax rates	106	75	120
Utilization of carryforward tax losses for which valuation allowance was provided	(186)	(66)	(2,690)
Non-deductible expenses and tax exempt income	(302)	68	702
Taxes in respect of previous years	236	21	35
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,471)	(2,040)	(1,206)
Losses and temporary differences for which valuation allowance was provided	172	244	421
Others	35	93	35

Taxes on income, as reported in the statements of operations	$177	$(230)	$435

h.	Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current	$427	$470	$738
Deferred	(250)	(700)	(303)

	$177	$(230)	$435

The Company's entire provision for taxes on income relates to operations in jurisdictions other than Curaçao.

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$400	$1,566
Settlement with tax authorities	-	(925)
Increase in tax position due to the acquisition of FIS	925	-
Increase in tax positions	241	66
Decrease in tax positions	-	(197)

Balance at the end of the year	$1,566	$510

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2011 and 2012 accrued interest related to uncertain tax positions amounted to $ 66 and $ 184, respectively.

As of December 31, 2012, most of the Company's Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2008 through 2012, to U.S. federal income tax audits for the tax years of 2009 through 2012.

EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 11:	EQUITY

a.	The common shares of the Company are traded on the Tel-Aviv Stock Exchange and on the NASDAQ.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In 2011, in connection with the acquisition of IDIT and FIS, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to 6 years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

Pursuant to the terms of the acquisitions of IDIT and FIS, the Company replaced unvested options with Sapiens options, based on the agreed exchange ratio applicable to the purchase of the outstanding shares of IDIT and FIS, respectively. Each replaced option is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option immediately prior to the acquisition.

As of December 31, 2012 1,410,270 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited or cancelled before expiration, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2012 is as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	1.97	4.56	9,405
Granted	432,805	3.84
Exercised	(1,244,679)	1.68
Expired and forfeited	(154,463)	2.5

Outstanding at December 31, 2012	4,220,809	2.21	3.91	7,562

Exercisable at December 31, 2012	2,954,488	1.88	3.35	6,265

In 2010, 2011 and 2012, the Company granted 789,000, 2,429,844 and 432,805 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2010, 2011 and 2012 were $ 1.08, $ 2.25 and $ 1.96, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $16, $ 253 and $ 2,668, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2012	Term	price	2012	Exercisable
		(Years)	$		$

1-1.5	1,864,802	2.63	1.46	1,811,072	1.47
1.55-1.68	384,632	2.87	1.61	227,132	1.61
1.78	274,758	5.25	1.78	230,827	1.78
2-2.25	130,250	2.89	2.20	30,250	2.19
2.38-2.63	400,921	7.73	2.52	265,816	2.51
3	300,000	4.97	3	100,000	3
3.63-3.7	175,275	1.88	3.33	175,275	3.63
3.75	191,000	5	3.75	47,750	3.75
3.84	432,805	5.93	3.84	-	3.84
4.06-4.65	66,366	3.41	4.22	66,366	4.22

	4,220,809	3.91	2.21	2,954,488	1.88

c.	The total stock-based compensation expenses related to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 was, $ 412, $ 336 and $ 690, respectively.

d.	As of December 31, 2012, there was $ 1,666 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

e.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2012:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000

f.	Repurchase of shares:

On November 28, 2012, the Company repurchased from one of its shareholders 2,000,000 common shares, representing approximately 5% of the total number of issued and outstanding common shares, at a price of $ 3.50 per share, for a total consideration of $7,000. The repurchased shares are held as treasury shares.

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012

Numerator:

Net income attributed to Sapiens shareholders	$6,152	$5,897	$11,780

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	21,583	28,460	39,953
Shares and related put options issued in Harcase acquisition	10	298	114
Stock options and warrants	588	2,006	1,604

Denominator for diluted net earnings per share - adjusted weighted average number of shares	22,181	30,764	41,671

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 834,844, 1,308,212 and 1,675,521 for the years 2010, 2011 and 2012, respectively.

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following is a summary of operations within geographic markets.

		Year ended December 31,
		2010	2011	2012
1.	Revenues:

	North America	$8,991	$20,889	$35,519
	Israel	19,554	21,470	23,100
	United Kingdom	11,995	14,672	26,630
	Rest of Europe	615	4,870	16,140
	Asia Pacific	11,080	8,026	12,520

		$52,235	$69,927	$113,909

		December 31,
		2011	2012
2.	Long-lived assets:

	Israel	$1,038	$1,422
	North America	197	266
	Rest of the world	579	555

		$1,814	$2,243

c.	Major customer data:

Revenues from a major customer accounted for 26%, 20% and 12% of total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$8,680	$9,743	$13,633
Less - capitalized software development costs	(5,387)	(4,735)	(3,464)

Research and development expenses, net	$3,293	$5,008	$10,169

b.	Financial income (expenses), net:

Financial income:
Interest	$87	$160	$201
Foreign currency translation	39	530	501

	126	690	702
Financial expenses:
Interest	105	189	169
Foreign currency translation	249	341	284
Bank charges and others	30	56	56
Re-measurement of earn-out payment	106	-	-

	(490)	(586)	(509)

Financial income (expenses), net	$(364)	$104	$193

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 15:	SUBSEQUENT EVENT

On February 20, 2013, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $ 0.15 per common share for a total amount of $ 5,802 which was paid in February 22, 2013.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars
b. Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Cash equivalents
d. Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.
Restricted cash
e.	Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $ 536 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks.

Property and equipment, net
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

Research and development costs
g.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

Other intangible assets, net
h.	Other intangible assets, net:

Technology is amortized over its estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized or the straight-linemethod. The weighted averageannual rates for other intangible assets are as follows:

%

Technology	15%
Customer relationships	14%

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been identified.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350," Intangibles—Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Sapiens and IDIT.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company early adopted the provisions of ASU 2011-08 for the Company's annual impairment test on the fourth quarter of 2011. This analysis determined that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded the Company's book value by a sufficient margin, (2) the Company's overall financial performance has been stable since the acquisition, and (3) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

The Company performed annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 and did not identify any impairment losses.

Revenue recognition
k.	Revenue recognition:

The Company generates revenues from sales of software licenses which normally include significant implementation services that are considered essential to the functionality of the software license. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Revenues are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which normally include significant implementation that is considered essential to the functionality of the license. The Company accounts for revenues from the services (either fixed price or Time and Materials (T&M)) together with the software under contract accounting using the percentage-of-completion method in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts". The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

In accordance with ASC 985-605, the Company establishes Vendor Specific Objective Evidence ("VSOE") of fair value of maintenance services (PCS) based on the Bell-Shaped approach and determined VSOE for PCS, based on the price charged when the element is sold separately (that is, the actual renewal rate). The Company's process for establishing VSOE of fair value of PCS is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers.

Provisions for estimated losses on contracts in progress are made in the period in which they are first determined, in the amount of the estimated loss on the entire contact. Provisions for estimated losses are presented in accrued expenses and other liabilities.

Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Deferred revenues and customer advances include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

In addition, the Company derives a significant portion of its revenues from post implementation consulting services provided on a "Time and Materials" ("T&M") basis which are recognized as services are performed.

Income taxes
l. Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as selling, marketing, general and administration expenses.

Concentrations of credit risk
m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and restricted cash are invested in bank deposits mainly in NIS and dollars. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Israel, United Kingdom, Rest of Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

Accrued severance pay
n.	Accrued severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company's consolidated balance sheet

In addition, the Company signed on a collective agreement with certain employees, according to which the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company's agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2010, 2011 and 2012 amounted to $ 790, $ 1,514 and $ 2,217, respectively.

Basic and diluted net earnings per share
o.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Stock-based compensation
p. Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company uses the Binomial Lattice ("Binomial model") option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the straight-line basis over the requisite service period of the award, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The fair value of each option granted in 2010, 2011 and 2012 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company's employee stock options. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense on a straight-line basis over the requisite service period for each of the awards.

Fair value of financial instruments
q. Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable approximate fair value due to the short-term maturities of such instruments.

Derivatives and hedging
r.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's option and forward contracts do not qualify as hedging instruments under ASC 815. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2010, 2011 and 2012, the Company entered into option strategies contracts in the notional amounts of $ 1,409, $ 1,979 and $ 10,408, respectively that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow. In addition, in 2011 and 2012 the Company entered into forward contracts in the notional amounts of $5,750 and $ 1,734, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow.

As of December 31, 2011 and 2012, the Company had outstanding options and forward contracts, in the notional amount of $3,900 and $7,520, respectively.

In 2010, 2011 and 2012, the Company recorded a loss of $ 67 and income of $ 27 and $ 97, respectively, with respect to the above transactions, presented in the statements of income as financial income or expense, net.

Treasury shares
s. Treasury shares:

   In prior years and in 2012 the Company repurchased certain of its common shares and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

Impact of recently issued accounting standards
u.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Table Text Block]

	December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$95,289	$97,679
Net income (loss)	$1,775	$(414)

Basic net earnings (losses) per share	$0.05	$(0.01)
Diluted net earnings (losses) per share	$0.04	$(0.01)

Fis [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable [Table Text Block]

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $ 49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants. (See Note 11(e))

(ii)	Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Idit Technologies Ltd [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable [Table Text Block]

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $ 31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)	Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	$31,444

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant And Equipment Useful Life [Table Text Block]
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Schedule Of Amortization Rate Of Other Intangible Assets [Table Text Block]	The weighted averageannual rates for other intangible assets are as follows:
%

Technology	15%
Customer relationships	14%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The fair value of each option granted in 2010, 2011 and 2012 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,
	2011	2012

Deferred tax assets	$1,782	$608
Government authorities	883	1,208
Other	881	500

	$3,546	$2,316

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012

Cost:
Computers and peripheral equipment	$17,330	$8,600
Office furniture and equipment	3,842	2,909
Motor vehicles	176	86
Leasehold improvements	1,275	1,581

	22,623	13,176
Accumulated depreciation:
Computers and peripheral equipment	16,466	7,279
Office furniture and equipment	3,038	2,261
Motor vehicles	140	86
Leasehold improvements	1,165	1,307

	20,809	10,933

Depreciated cost	$1,814	$2,243

CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Changes In Capitalized Software Development Costs [Table Text Block]

The changes in capitalized software development costs during the year ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$13,822	$17,399

Acquisition of core technology which considered as software development	4,659	-
Capitalization	4,735	3,464
Amortization	(4,544)	(3,758)
Functional currency translation adjustments	(1,273)	389

Balance at the year end	$17,399	$17,494

OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Schedule Of Other Intangible Assets and Other Liabilities [Table Text Block]
a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2011	2012

Original amounts:

Customer relationship	$9,130	$9,335
Technology	5,705	5,842
Long-term contracts	921	942

	15,756	16,119

Accumulated amortization:

Customer relationship	763	2,058
Technology	513	1,401
Long-term contracts	287	942

	1,563	4,401

Other intangible assets, net	$14,193	$11,718

Schedule Of Other Intangible Assets Future Amortization Expense [Table Text Block]
c.	Estimated amortization expense for future periods:

For the year ended December 31,

2013	$2,071
2014	2,133
2015	2,005
2016	1,644
2017	1,521
2018 and thereafter	2,343

$11,718

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill for the year ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$9,604	$66,715

Acquisitions	60,878	-
Functional currency translation adjustments	(3,767)	1,372

Balance at the year end	$66,715	$68,087

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule Of Accured Expenses and Other Liabilities [Table Text Block]
	December 31,
	2011	2012

Government authorities	$2,543	$1,668
Accrued royalties to the OCS (Note 9a)	1,591	596
Accrued contract costs	1,541	563
Accrued expenses	5,099	4,691

	$10,774	$7,518

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
1.	The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2013	$2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992

$14,156

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company deferred tax assets are as follows:

	December 31,
	2011	2012

Deferred tax assets:
Net operating losses carryforward	$18,161	$14,351
Research and Development assets for Israeli Tax Authorities	2,809	3,013
Other	816	1,016

Deferred tax assets before valuation allowance	21,786	18,380
Valuation allowance	(11,422)	(8,263)

Deferred tax assets	10,364	10,117

Deferred tax liabilities:
Research and Development capitalization	(3,234)	(3,705)
Acquired intangibles	(4,624)	(3,905)

Deferred tax assets, net	$2,506	$2,507

	December 31,
	2011	2012

Current deferred tax assets	$1,406	$2,750
Long-term deferred tax assets	1,782	608
Current deferred tax liabilities	(145)	(121)
Long-term deferred tax liabilities	(537)	(730)

Deferred tax assets, net	$2,506	$2,507

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic (Curaçao)	$(13)	$(236)	$(745)
Foreign	6,360	5,964	12,983

	$6,347	$5,728	$12,238

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes on income, as reported in the statements of income	$6,347	$5,728	$12,238

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income	$1,587	$1,375	$3,018
Increase (decrease) in taxes resulting from:
Effect of different tax rates	106	75	120
Utilization of carryforward tax losses for which valuation allowance was provided	(186)	(66)	(2,690)
Non-deductible expenses and tax exempt income	(302)	68	702
Taxes in respect of previous years	236	21	35
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,471)	(2,040)	(1,206)
Losses and temporary differences for which valuation allowance was provided	172	244	421
Others	35	93	35

Taxes on income, as reported in the statements of operations	$177	$(230)	$435

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current	$427	$470	$738
Deferred	(250)	(700)	(303)

	$177	$(230)	$435

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$400	$1,566
Settlement with tax authorities	-	(925)
Increase in tax position due to the acquisition of FIS	925	-
Increase in tax positions	241	66
Decrease in tax positions	-	(197)

Balance at the end of the year	$1,566	$510

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock option activities in 2012 is as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	1.97	4.56	9,405
Granted	432,805	3.84
Exercised	(1,244,679)	1.68
Expired and forfeited	(154,463)	2.5

Outstanding at December 31, 2012	4,220,809	2.21	3.91	7,562

Exercisable at December 31, 2012	2,954,488	1.88	3.35	6,265

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding under the Company's stock option plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2012	Term	price	2012	Exercisable
		(Years)	$		$

1-1.5	1,864,802	2.63	1.46	1,811,072	1.47
1.55-1.68	384,632	2.87	1.61	227,132	1.61
1.78	274,758	5.25	1.78	230,827	1.78
2-2.25	130,250	2.89	2.20	30,250	2.19
2.38-2.63	400,921	7.73	2.52	265,816	2.51
3	300,000	4.97	3	100,000	3
3.63-3.7	175,275	1.88	3.33	175,275	3.63
3.75	191,000	5	3.75	47,750	3.75
3.84	432,805	5.93	3.84	-	3.84
4.06-4.65	66,366	3.41	4.22	66,366	4.22

	4,220,809	3.91	2.21	2,954,488	1.88

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2012:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000

BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year ended December 31,
	2010	2011	2012

Numerator:

Net income attributed to Sapiens shareholders	$6,152	$5,897	$11,780

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	21,583	28,460	39,953
Shares and related put options issued in Harcase acquisition	10	298	114
Stock options and warrants	588	2,006	1,604

Denominator for diluted net earnings per share - adjusted weighted average number of shares	22,181	30,764	41,671

GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

The following is a summary of operations within geographic markets.

		Year ended December 31,
		2010	2011	2012
1.	Revenues:

	North America	$8,991	$20,889	$35,519
	Israel	19,554	21,470	23,100
	United Kingdom	11,995	14,672	26,630
	Rest of Europe	615	4,870	16,140
	Asia Pacific	11,080	8,026	12,520

		$52,235	$69,927	$113,909

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		December 31,
		2011	2012
2.	Long-lived assets:

	Israel	$1,038	$1,422
	North America	197	266
	Rest of the world	579	555

		$1,814	$2,243

SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data [Table Text Block]
a.	Research and development expenses, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$8,680	$9,743	$13,633
Less - capitalized software development costs	(5,387)	(4,735)	(3,464)

Research and development expenses, net	$3,293	$5,008	$10,169

Schedule Of Net Of Financial Income [Table Text Block]
b.	Financial income (expenses), net:

Financial income:
Interest	$87	$160	$201
Foreign currency translation	39	530	501

	126	690	702
Financial expenses:
Interest	105	189	169
Foreign currency translation	249	341	284
Bank charges and others	30	56	56
Re-measurement of earn-out payment	106	-	-

	(490)	(586)	(509)

Financial income (expenses), net	$(364)	$104	$193

GENERAL (Details) (Fis [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fis [Member]
Sapiens' common shares	$ 38,987
Cash paid	6,750
Warrants (i)	2,031 [1]
Options (ii)	1,903 [2]
Total purchase price	$ 49,671

[1]	Sapiens issued 1,000,000 warrants. (See Note 11(e))
[2]	Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

GENERAL (Details 1) (Fis [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fis [Member]
Cash and cash equivalents	$ 8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523
Total assets acquired	66,252
Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)
Total liabilities assumed	(16,581)
Total assets acquired, net	$ 49,671

GENERAL (Details 2) (Fis [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fair value	$ 9,485
Weighted average rate	22.00%
Core Technology [Member]
Fair value	4,206
Weighted average rate	13.00%
Customer Relationships [Member]
Fair value	7,518
Weighted average rate	14.00%
Long Term Contracts [Member]
Fair value	$ (2,239)
Weighted average rate	67.00%

GENERAL (Details 3) (Idit Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Idit Technologies Ltd [Member]
Sapiens' common shares	$ 29,052
Options (i)	2,392 [1]
Total purchase price	$ 31,444

[1]	Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

GENERAL (Details 4) (Idit Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Idit Technologies Ltd [Member]
Cash and cash equivalents	$ 2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355
Total assets acquired	39,500
Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)
Total liabilities assumed	(8,056)
Total assets acquired, net	$ 31,444

GENERAL (Details 5) (Idit Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fair value	$ 7,918
Weighted average rate	22.00%
Core Technology [Member]
Fair value	5,548
Weighted average rate	14.00%
Customer Relationships [Member]
Fair value	1,389
Weighted average rate	16.00%
Long Term Contracts [Member]
Fair value	$ 981
Weighted average rate	74.00%

GENERAL (Details 6) (Unaudited [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unaudited [Member]
Revenues	$ 97,679	$ 95,289
Net income (loss)	$ (414)	$ 1,775
Basic net earnings (losses) per share	$ (0.01)	$ 0.05
Diluted net earnings (losses) per share	$ (0.01)	$ 0.04

GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 21, 2011	Dec. 31, 2012	Nov. 28, 2012	Aug. 21, 2011 Fis [Member]	Dec. 31, 2011 Fis [Member]	Aug. 21, 2011 Fis [Member] Minimum [Member]	Aug. 21, 2011 Fis [Member] Maximum [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member]	Dec. 31, 2011 Idit Technologies Ltd [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member] Minimum [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member] Maximum [Member]	Apr. 27, 2010 Harcase Sofware Ltd [Member]	Dec. 31, 2010 Harcase Sofware Ltd [Member]	Dec. 31, 2012 Harcase Sofware Ltd [Member]	Dec. 31, 2011 Harcase Sofware Ltd [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued				1,000,000
Granted, Amount of options	934,970	432,805		934,970				1,003,874
Share Price			$ 3.5	$ 4.1				$ 4.1
Expected exercise factor (weighted average)						$ 1.5	$ 11			$ 1.5	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				0.10%				0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				2.07%				2.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				70.00%				70.00%
Dividend yield				0.00%				0.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					$ 11,207				$ 5,105
Total purchase price				49,671				31,444				3,092
Other intangible assets				9,485				7,918				1,732
Acquisitions				35,523				25,355				981
Business Acquisition, Cost of Acquired Entity, Cash Paid				6,750										0	953
Business Acquisition, Cost of Acquired Entity, Description of Purchase Price Components												Additional Consideration includes the following: (1) $ 750 in cash to be held in escrow until released upon certain conditions, as described in the agreement, (2) issuance of 454,546 Common shares of the Company to be held in escrow, as described in the agreement, (3) put options on the Company's shares described in (2) above for a price of $ 1.54 per share, exercisable during a period of six months from the date the shares are released from escrow.
Sharebased Compensation Arrangement By Sharebased Payment Award Options Grants In Period Value												1,302
Escrow Deposit Disbursements Related To Business Acquisition To Selling Shareholders												387
Escrow Deposit Disbursements Related To Business Acquisition Held With Company												363
Business Combination Contingent Additional Consideration													$ 605	$ 128	$ 755

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	33.00%
Motor Vehicles [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	14.00%
Maximum [Member] | Office Furniture and Equipment [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	15.00%
Minimum [Member] | Office Furniture and Equipment [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	6.00%

SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Technology [Member]
Weighted Average Annual Rate Othe Rintangible Assets	15.00%
Customer Relationships [Member]
Weighted Average Annual Rate Othe Rintangible Assets	14.00%

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	$ 2.8	$ 2.5	$ 2.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)	60.00%	70.00%	66.00%
Maximum [Member]
Risk-free interest rate	1.00%	1.20%	2.80%
Minimum [Member]
Risk-free interest rate	0.20%	0.10%	2.30%

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 2,217	$ 1,514	$ 790
Derivative Instruments, Gain (Loss) Recognized in Income, Net	97	27	67
Security Deposit	536	456
Options Strategies Contracts [Member]
Derivative, Notional Amount	10,408	1,979	1,409
Forward Contracts [Member]
Derivative, Notional Amount	1,734	5,750
Options and Forward Contracts [Member]
Derivative, Notional Amount	$ 7,520	$ 3,900

OTHER LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets	$ 608	$ 1,782
Government authorities	1,208	883
Other	500	881
Other Assets, Noncurrent	$ 2,316	$ 3,546

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 13,176	$ 22,623
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,933	20,809
Depreciated cost	2,243	1,814
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Gross	8,600	17,330
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,279	16,466
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	2,909	3,842
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,261	3,038
Motor Vehicles [Member]
Property, Plant and Equipment, Gross	86	176
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	86	140
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	1,581	1,275
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,307	$ 1,165

Property, Plant and Equipment (Deatils Teaxtual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 903	$ 755	$ 593
Depreciated Assets To Be Disposed Of By Method Other Than Sale	$ 11,462

CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at the beginning of the year	$ 17,399	$ 13,822
Acquisition of core technology which considered as software development	0	4,659
Capitalization	3,464	4,735
Amortization	(3,758)	(4,544)	(5,869)
Functional currency translation adjustments	389	(1,273)
Balance at the year end	$ 17,494	$ 17,399	$ 13,822

CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Deatils Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization	$ (3,758)	$ (4,544)	$ (5,869)

OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Gross	$ 16,119	$ 15,756
Intangible Assets Accumulated Amortization	4,401	1,563
Other intangible assets, net	11,718	14,193
Customer Relationships [Member]
Intangible Assets Gross	9,335	9,130
Intangible Assets Accumulated Amortization	2,058	763
Technology [Member]
Intangible Assets Gross	5,842	5,705
Intangible Assets Accumulated Amortization	1,401	513
Long-Term Contracts [Member]
Intangible Assets Gross	942	921
Intangible Assets Accumulated Amortization	$ 942	$ 287

OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,071
2014	2,133
2015	2,005
2016	1,644
2017	1,521
2018 and thereafter	2,343
Other Intangible Assets Amortization Expense	$ 11,718

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at the beginning of the year	$ 66,715	$ 9,604
Acquisitions	0	60,878
Functional currency translation adjustments	1,372	(3,767)
Balance at the year end	$ 68,087	$ 66,715

Goodwill and Intangible Assets Disclosure (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Of Other Intangible Assets	$ 2,732	$ 1,449	$ 187

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Government authorities	$ 1,668	$ 2,543
Accrued royalties to the OCS (Note 9a)	596	1,591
Accrued contract costs	563	1,541
Accrued expenses	4,691	5,099
Accrued expenses and other liabilities	$ 7,518	$ 10,774

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992
Operating Leases, Future Minimum Payments Due	$ 14,156

Commitments and Contingencies Disclosure (Details Textual) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Lease Commitment [Member] USD ($)	Dec. 31, 2011 Lease Commitment [Member] USD ($)	Dec. 31, 2010 Lease Commitment [Member] USD ($)	Dec. 31, 2010 Former Customer [Member] USD ($)	Dec. 31, 2010 Former Customer [Member] EUR (€)	Dec. 31, 2012 Property Lease Guarantee [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] USD ($)
Percentage Of Total Net Consolidated Licence and Maintenance Revenue				3.50%	3.00%
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Reverasal Of Accrual Reduction Of Cost Of Revenue		$ 922
Percentage Of Roylaties To Be Paid Against Grants Received				150.00%	100.00%
Royalty Expense	574	510	614
Contigent Liability Royalties	8,360
Operating Leases, Future Minimum Payments Due	14,156					3,051	2,399	1,811
Loss Contingency, Settlement Agreement, Consideration									1,509	1,100
Insurance Settlements Receivable			1,200
Property Lease Guarantee Provided											993
Amount Of Bank Gurantee Provided												106
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	$ 378

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses carryforward	$ 14,351	$ 18,161
Research and Development assets for Israeli Tax Authorities	3,013	2,809
Other	1,016	816
Deferred tax assets before valuation allowance	18,380	21,786
Valuation allowance	(8,263)	(11,422)
Deferred tax assets	10,117	10,364
Deferred tax liabilities:
Research and Development capitalization	(3,705)	(3,234)
Acquired intangibles	(3,905)	(4,624)
Deferred tax assets, net	2,507	2,506
Current deferred tax assets	2,750	1,406
Long-term deferred tax assets	608	1,782
Current deferred tax liabilities	(121)	(145)
Long-term deferred tax liabilities	(730)	(537)
Deferred tax assets, net	$ 2,507	$ 2,506

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic (Curacao)	$ (745)	$ (236)	$ (13)
Foreign	12,983	5,964	6,360
Income before taxes on income	$ 12,238	$ 5,728	$ 6,347

TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes on income, as reported in the statements of income	$ 12,238	$ 5,728	$ 6,347
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical taxes on income	3,018	1,375	1,587
Increase (decrease) in taxes resulting from:
Effect of different tax rates	120	75	106
Utilization of carryforward tax losses for which valuation allowance was provided	(2,690)	(66)	(186)
Non-deductible expenses and tax exempt income	702	68	(302)
Taxes in respect of previous years	35	21	236
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,206)	(2,040)	(1,471)
Losses and temporary differences for which valuation allowance was provided	421	244	172
Others	35	93	35
Taxes on income, as reported in the statements of operations	$ 435	$ (230)	$ 177

TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 738	$ 470	$ 427
Deferred	(303)	(700)	(250)
Income Tax Expense (Benefit)	$ 435	$ (230)	$ 177

TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at the beginning of the year	$ 1,566	$ 400
Settlement with tax authorities	(925)	0
Increase in tax position due to the acquisition of FIS	0	925
Increase in tax positions	66	241
Decrease in tax positions	(197)	0
Balance at the end of the year	$ 510	$ 1,566

TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate Tax Tate	12.00%	12.50%	12.50%	25.00%	24.00%	25.00%
Corporate Tax Rates Amended				15.00%	15.00%
Subsidiaries [Member]
Operating Loss Carryforwards				54,400
Operating Loss Carryforwards, Expiration Dates				2013 and onwards
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				184	66

EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 21, 2011	Dec. 31, 2012
Outstanding, Amount of options		5,187,146
Granted, Amount of options	934,970	432,805
Exercised, Amount of options		(1,244,679)
Expired and forfeited, Amount of options		(154,463)
Outstanding, Amount of options		4,220,809
Exercisable, Amount of options		2,954,488
Outstanding, Weighted average exercise price		$ 1.97
Granted, Weighted average exercise price		$ 3.84
Exercised, Weighted average exercise price		$ 1.68
Expired and forfeited, Weighted average exercise price		$ 2.5
Outstanding , Weighted average exercise price		$ 2.21
Exercisable, Weighted average exercise price		$ 1.88
Outstanding, Weighted average remaining contractual life (in years)		4 years 6 months 22 days
Outstanding, Weighted average remaining contractual life (in years)		3 years 10 months 28 days
Exercisable, Weighted average remaining contractual life (in years)		3 years 4 months 6 days
Outstanding, Aggregate intrinsic value		$ 9,405
Outstanding, Aggregate intrinsic value		7,562
Exercisable, Aggregate intrinsic value		$ 6,265

EQUITY (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ranges of Exercise Price 1-1.5 [Member]	Dec. 31, 2012 Ranges of Exercise Price 1.55-1.68 [Member]	Dec. 31, 2012 Ranges of Exercise Price 1.78 [Member]	Dec. 31, 2012 Ranges of Exercise Price 2-2.25 [Member]	Dec. 31, 2012 Ranges of Exercise Price 2.38-2.63 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.63-3.7 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.75 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.84 [Member]	Dec. 31, 2012 Ranges of Exercise Price 4.06-4.65 [Member]
Ranges of exercise price, minimum			$ 1	$ 1.55		$ 2	$ 2.38					$ 4.06
Ranges of exercise price, maximum			$ 1.5	$ 1.68	$ 1.78	$ 2.25	$ 2.63	$ 3	$ 3.7	$ 3.75	$ 3.84	$ 4.65
Options outstanding	4,220,809	5,187,146	1,864,802	384,632	274,758	130,250	400,921	300,000	175,275	191,000	432,805	66,366
Options, Weighted average remaining contractual life (in years)	3 years 10 months 28 days	4 years 6 months 22 days	2 years 7 months 17 days	2 years 10 months 13 days	5 years 3 months	2 years 10 months 21 days	7 years 8 months 23 days	4 years 11 months 19 days	1 year 10 months 17 days	5 years	5 years 11 months 5 days	3 years 4 months 28 days
Options, Weighted average exercise price	$ 2.21	$ 1.97	$ 1.46	$ 1.61	$ 1.78	$ 2.2	$ 2.52	$ 3	$ 3.33	$ 3.75	$ 3.84	$ 4.22
Options Exercisable	2,954,488		1,811,072	227,132	230,827	30,250	265,816	100,000	175,275	47,750	0	66,366
Weighted average exercise price of Options Exercisable	$ 1.88		$ 1.47	$ 1.61	$ 1.78	$ 2.19	$ 2.51	$ 3	$ 3.63	$ 3.75	$ 3.84	$ 4.22

EQUITY (Details 2)	12 Months Ended
Dec. 31, 2012
Class Of Warrant Or Right One [Member]
Warrants to Common shares	1,000,000
Weighted average exercise price per share	3.82
Warrants exercisable	1,000,000
Exercisable through	2014-08
Class Of Warrant Or Right Two [Member]
Warrants to Common shares	11,000
Weighted average exercise price per share	2
Warrants exercisable	11,000
Exercisable through	2015-05
Class Of Warrant Or Right Three [Member]
Warrants to Common shares	17,000
Weighted average exercise price per share	2.24
Warrants exercisable	17,000
Exercisable through	2015-02
Class Of Warrant Or Right Four [Member]
Warrants to Common shares	1,028,000
Weighted average exercise price per share	3.77
Warrants exercisable	1,028,000

EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 690	$ 336	$ 412
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		1,666
Treasury Stock, Shares, Acquired	2,000,000
Share Price	$ 3.5
Stock Repurchase Program, Authorized Amount	7,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		432,805	2,429,844	789,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.96	$ 2.25	$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 2,668	$ 253	$ 16
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,410,270

BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income attributed to Sapiens shareholders	$ 11,780	$ 5,897	$ 6,152
Denominator
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,953	28,460	21,583
Shares and related put options issued in Harcase acquisition	114	298	10
Stock options and warrants	1,604	2,006	588
Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,671	30,764	22,181

BASIC AND DILUTED NET EARNINGS PER SHARE (Deatils Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,675,521	1,308,212	834,844

GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets	$ 2,243	$ 1,814
North America [Member]
Long-lived assets	266	197
Israel [Member]
Long-lived assets	1,422	1,038
Rest of the World [Member]
Long-lived assets	$ 555	$ 579

GEOGRAPHIC INFORMATION (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	12.00%	20.00%	26.00%

SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense [Abstract]
Total costs	$ 13,633	$ 9,743	$ 8,680
Less - capitalized software development costs	(3,464)	(4,735)	(5,387)
Research and development expenses, net	$ 10,169	$ 5,008	$ 3,293

SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ 201	$ 160	$ 87
Foreign currency translation	501	530	39
Financial Income Total	702	690	126
Financial expenses:
Interest	169	189	105
Foreign currency translation	284	341	249
Bank charges and others	56	56	30
Re-measurement of earn-out payment	0	0	106
Financial Expenses Loss	(509)	(586)	(490)
Financial income (expenses), net	$ 193	$ 104	$ (364)

SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Feb. 22, 2013
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.15
Dividends, Common Stock, Cash	$ 5,802